Intangible Assets Other Than Goodwill - Aggregate Amortization (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Weighted average amortization periods of intangible assets
Within One Year	$ 2,760
Year Two	2,760
Year Three	2,760
Year Four	2,760
Year Five	2,760
Thereafter	46,208
Total	60,008	$ 63,551
Port terminal operating rights
Weighted average amortization periods of intangible assets
Within One Year	985
Year Two	985
Year Three	985
Year Four	985
Year Five	985
Thereafter	37,338
Total	42,263	42,990
Customer relationships
Weighted average amortization periods of intangible assets
Within One Year	1,775
Year Two	1,775
Year Three	1,775
Year Four	1,775
Year Five	1,775
Thereafter	8,870
Total	$ 17,745	$ 19,519